Other current assets - Schedule of other current assets (Detail)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other current assets
Value-added tax recoverable		¥ 179,370,960		¥ 89,697,345
Funds receivable from third party payment service provider	[1]	97,558,304		91,623,838
Interest receivable		43,423,502		29,768,158
Content rights		38,557,515		11,710,702
Others		17,456,529		13,904,052
Total		¥ 376,366,810	$ 59,060,165	¥ 236,704,095

[1]	The Group opened accounts with external online payment service providers to collect funding from users.